Inventories (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 3,560	$ 2,974	$ 0
Work in process	26	50	0
Finished goods	3,034	2,154	0
Total inventories	$ 6,620	$ 5,178	$ 0